First Trust Indxx Aerospace and Defense ETF Shareholder Fees	Dec. 31, 2025
First Trust Indxx Aerospace and Defense ETF | First Trust Indxx Aerospace and Defense ETF
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%